Fair Value of Financial Instruments - Schedule of Fair Value Hierarchy Level and Estimated Fair Value of Significant Financial Instruments (Detail) - USD ($) $ in Thousands	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Financial Assets:
Cash and due from banks	$ 53,535	$ 70,048	$ 74,213
Federal funds sold and other cash equivalents	25,000	80,000	44,500
Interest-earning deposits in other financial institutions	600	600	345
Investment securities - AFS	82,848	64,957	39,277
Investment securities - HTM	9,998	10,009	6,214
Mortgage loans held for sale	183,391	125,847	44,345
Loans, net	1,247,971	1,235,301	1,096,284
Investment securities - HTM	10,020	10,250	6,553
Financial Liabilities:
Deposits	1,373,504	1,337,281	1,152,763
FHLB advances		25,000
Long-term debt	49,564	49,528	49,383
Subordinated debentures	3,447	3,424	3,334
Fair Value, Inputs, Level 1 | Fair Value
Financial Assets:
Cash and due from banks	53,535	70,048	74,213
Federal funds sold and other cash equivalents	25,000	80,000	44,500
Interest-earning deposits in other financial institutions	600	600	345
Mortgage loans held for sale	128,491	128,972
Fair Value Measurements Using Level 2 | Fair Value
Financial Assets:
Investment securities - AFS	82,848	64,957	39,277
Investment securities - HTM	10,020	10,250	6,553
Mortgage loans held for sale		128,972	45,433
Financial Liabilities:
Deposits	1,371,213	1,336,353	1,140,707
FHLB advances		25,000
Long-term debt	41,950	44,319	48,447
Fair Value Measurements Using Level 3 | Fair Value
Financial Assets:
Loans, net	1,288,740	1,236,289	1,095,944
Financial Liabilities:
Subordinated debenture liability	$ 3,625	$ 3,348	$ 3,334